Financial Assets - Contractual Maturity Schedule of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 806,717	¥ 717,037
Not later than one year [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		16,907	22,496
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		137,840	112,932
After five years but within ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		279,086	288,496
After ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 372,884	¥ 293,113

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.